Trade receivables	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Trade receivables
3.1 Trade receivables
Trade receivables are generally due within a payment period of between 30 to 90 days. Due to their short-term nature, the carrying amount is considered to be the same as their fair value.

(CHF in millions)	12/31/2025	12/31/2024

Not yet due	231.5	182.2
Past due 1 - 90 days	71.4	58.5
Past due 91 - 180 days	2.0	5.4
Past due > 181 days	6.2	10.8
Gross Carrying Amount	311.1	257.0
Expected credit loss	(5.7)	(10.7)
Trade receivables	305.3	246.2

Certain trade receivables have been pledged as collateral in relation to the credit facility, refer to note 5.4 Liquidity risk.
The expected credit loss allowance for trade receivables reconciles as follows:

(CHF in millions)	2025	2024

Expected credit loss at January 1	10.7	13.3
Amounts settled or written off during the year	(4.9)	(1.9)
Income statement impact for the year	0.1	(0.8)
Exchange Difference	(0.2)	0.1
Expected credit loss at December 31(1)	5.7	10.7
(1) As of December 31, 2025, the individual loss allowance amounted to CHF 5.5 million (December 31, 2024: CHF 9.6 million).

Refer to note 5.3 Credit risk for additional information.

Accounting policies
Trade receivables are amounts due from customers for products sold during the ordinary course of business. Trade receivables represent On’s right to an amount of consideration that is unconditional and only a passage of time is required before payment of the consideration is due.

Trade receivables are initially recognized at the original invoice amount and subsequently measured at amortized cost less the expected credit loss allowance. The credit loss allowance represents On's estimate of individually impaired trade receivables as well as expected credit losses on trade receivables that are not individually impaired. Trade receivables are written off when there is no reasonable expectation of recovery. Changes in the expected credit loss allowance are recognized as expense (or income) within selling, general and administrative expenses in the consolidated statements of income.

Relevant judgments and accounting estimates
On applies the simplified approach in calculating expected credit losses, considering collective exposures using historical loss rates per region and forward-looking quantitative and qualitative information (such as the global economy outlook). Individual exposures are also considered when there are objective indications for missing collectability, such as legal procedures, insolvency or bankruptcy.